Warrant Liabilities (Details) - USD ($) $ in Thousands								3 Months Ended		12 Months Ended
	Mar. 11, 2024	Feb. 29, 2024	Nov. 30, 2023	May 17, 2021	Feb. 07, 2021	Jan. 10, 2021	Jan. 07, 2021	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities [Line Items]
Warrants to purchase common shares							96,000
Weighted average contractual life of the warrants										1 year 10 months 24 days	1 year 7 months 6 days
Net financial income (expenses) (in Dollars)							$ 61			$ 1,836	$ 19,359
Proceeds of approximately (in Dollars)		$ 5,986								$ 289,534	$ 109,074
Warrants relating to the acquisition	25,000
On May 17, 2024 [Member]
Warrant Liabilities [Line Items]
Net financial income (expenses) (in Dollars)									$ 1,739
On July 10, 2024 [Member]
Warrant Liabilities [Line Items]
Net financial income (expenses) (in Dollars)								$ 505
On August 7, 2024 [Member]
Warrant Liabilities [Line Items]
Net financial income (expenses) (in Dollars)								$ 3,412
Warrants [member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares		5,000,000	22,222,223
Issuance of common shares		5,111,111
Warrants [member] | On May 17, 2024 [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares				10,613,208
Warrants [member] | On July 10, 2024 [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares						558,660
Warrants [member] | On August 7, 2024 [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares					6,156,070
Broker Warrants [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares		111,111	3,000,000
Broker Warrants [Member] | On May 17, 2024 [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares				1,132,076
Broker Warrants [Member] | On July 10, 2024 [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares						446,927
Broker Warrants [Member] | On August 7, 2024 [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common shares					124,856